Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000159640
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class A
Trading Symbol	GGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%	[1]
AssetsNet	$ 134,608,123
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 572,365
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$134,608,123 # of Portfolio Holdings as of Period End52 Portfolio Turnover Rate for the Period9% Total Net Advisory Fees Paid for the Period$572,365
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159641
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class C
Trading Symbol	GGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$103	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.97%	[2]
AssetsNet	$ 134,608,123
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 572,365
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$134,608,123 # of Portfolio Holdings as of Period End52 Portfolio Turnover Rate for the Period9% Total Net Advisory Fees Paid for the Period$572,365
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159642
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	GGIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[3]
AssetsNet	$ 134,608,123
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 572,365
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$134,608,123 # of Portfolio Holdings as of Period End52 Portfolio Turnover Rate for the Period9% Total Net Advisory Fees Paid for the Period$572,365
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159643
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Investor Shares
Trading Symbol	GGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[4]
AssetsNet	$ 134,608,123
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 572,365
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$134,608,123 # of Portfolio Holdings as of Period End52 Portfolio Turnover Rate for the Period9% Total Net Advisory Fees Paid for the Period$572,365
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159645
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	GGIJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[5]
AssetsNet	$ 134,608,123
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 572,365
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$134,608,123 # of Portfolio Holdings as of Period End52 Portfolio Turnover Rate for the Period9% Total Net Advisory Fees Paid for the Period$572,365
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Infrastructure Fund
Class Name	Class P
Trading Symbol	GGWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[6]
AssetsNet	$ 134,608,123
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 572,365
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$134,608,123 # of Portfolio Holdings as of Period End52 Portfolio Turnover Rate for the Period9% Total Net Advisory Fees Paid for the Period$572,365
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Utilities	39.5%
Energy	32.9%
Industrials	14.1%
Real Estate	8.5%
Communication Services	2.1%
Materials	0.5%
Other	0.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025609
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class A
Trading Symbol	GREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[7]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025611
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class C
Trading Symbol	GRECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$103	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%	[8]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025607
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Institutional Shares
Trading Symbol	GREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[9]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025608
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Service Shares
Trading Symbol	GRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[10]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058978
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Investor Shares
Trading Symbol	GRETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[11]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161521
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	GREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[12]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058977
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class R
Trading Symbol	GRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$77	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%	[13]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Real Estate Securities Fund
Class Name	Class P
Trading Symbol	GMJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[14]
AssetsNet	$ 53,631,141
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 208,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$53,631,141 # of Portfolio Holdings as of Period End36 Portfolio Turnover Rate for the Period24% Total Net Advisory Fees Paid for the Period$208,778
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Real Estate	98.3%
Consumer Discretionary	1.0%
Other	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050444
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GATMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%	[15]
AssetsNet	$ 970,159,731
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,144,946
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050445
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$103	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.96%	[16]
AssetsNet	$ 970,159,731
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,144,946
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050443
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Institutional Shares
Trading Symbol	GHTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%	[17]
AssetsNet	$ 970,159,731
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,144,946
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Investor Shares
Trading Symbol	GITRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[18]
AssetsNet	$ 970,159,731
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,144,946
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200308
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GHTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[19]
AssetsNet	$ 970,159,731
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,144,946
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GGCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[20]
AssetsNet	$ 970,159,731
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 4,144,946
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$970,159,731
  # of Portfolio Holdings as of Period End299
  Portfolio Turnover Rate for the Period57%
  Total Net Advisory Fees Paid for the Period$4,144,946

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	23.0%
Industrials	17.4%
Information Technology	13.5%
Health Care	10.1%
Consumer Discretionary	8.0%
Materials	7.2%
Consumer Staples	6.5%
Communication Services	4.1%
Energy	3.4%
Other	3.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025603
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class A
Trading Symbol	GCTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[21]
AssetsNet	$ 4,781,874,969
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 13,993,373
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025605
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class C
Trading Symbol	GCTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%	[22]
AssetsNet	$ 4,781,874,969
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 13,993,373
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025601
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Institutional Shares
Trading Symbol	GCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[23]
AssetsNet	$ 4,781,874,969
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 13,993,373
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025602
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Service Shares
Trading Symbol	GCTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[24]
AssetsNet	$ 4,781,874,969
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 13,993,373
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Investor Shares
Trading Symbol	GQIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[25]
AssetsNet	$ 4,781,874,969
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 13,993,373
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class R6
Trading Symbol	GCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[26]
AssetsNet	$ 4,781,874,969
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 13,993,373
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201767
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Tax-Managed Equity Fund
Class Name	Class P
Trading Symbol	GSDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[27]
AssetsNet	$ 4,781,874,969
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 13,993,373
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,781,874,969
  # of Portfolio Holdings as of Period End243
  Portfolio Turnover Rate for the Period114%
  Total Net Advisory Fees Paid for the Period$13,993,373

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Financials	12.1%
Consumer Discretionary	11.4%
Health Care	11.3%
Industrials	10.0%
Communication Services	9.2%
Consumer Staples	4.7%
Energy	3.2%
Materials	2.3%
Other	2.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107193
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	GMSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[28]
AssetsNet	$ 184,038,153
Advisory Fees Paid, Amount	$ 537,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$184,038,153 # of Portfolio Holdings as of Period End146 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$537,492
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107194
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	GMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%	[29]
AssetsNet	$ 184,038,153
Advisory Fees Paid, Amount	$ 537,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$184,038,153 # of Portfolio Holdings as of Period End146 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$537,492
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107195
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Institutional Shares
Trading Symbol	GMSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[30]
AssetsNet	$ 184,038,153
Advisory Fees Paid, Amount	$ 537,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$184,038,153 # of Portfolio Holdings as of Period End146 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$537,492
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Investor Shares
Trading Symbol	GFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[31]
AssetsNet	$ 184,038,153
Advisory Fees Paid, Amount	$ 537,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$184,038,153 # of Portfolio Holdings as of Period End146 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$537,492
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	GMSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[32]
AssetsNet	$ 184,038,153
Advisory Fees Paid, Amount	$ 537,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$184,038,153 # of Portfolio Holdings as of Period End146 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$537,492
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000107196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class R
Trading Symbol	GFFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[33]
AssetsNet	$ 184,038,153
Advisory Fees Paid, Amount	$ 537,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$184,038,153 # of Portfolio Holdings as of Period End146 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$537,492
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	GMQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[34]
AssetsNet	$ 184,038,153
Advisory Fees Paid, Amount	$ 537,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$184,038,153 # of Portfolio Holdings as of Period End146 Portfolio Turnover Rate for the Period0% Total Net Advisory Fees Paid for the Period$537,492
Holdings [Text Block]

Asset Class Exposure (%)*

Table Summary
	Gross	Long	Short	Net
Emerging Markets Currency	14.0	7.7	6.2	1.5
Developed Markets Currency	59.0	19.3	39.7	-20.4
Short-Term Fixed Income	166.5	8.7	157.9	-149.2
Long-Term Fixed Income	170.5	61.3	109.2	-47.9
Commodities	19.2	13.4	5.8	7.6
Developed Markets Equity Volatility	1.0	0.5	0.5	0.0
Emerging Markets Equity	10.9	10.3	0.6	9.7
US Equity	30.2	30.2	-	30.2
Cash and Short Term Investments	337.5	220.0	117.4	102.6
Developed Markets Ex Us Equity	34.4	23.4	11.0	12.4
Medium-Term Fixed Income	7.9	4.0	4.0	0.0

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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